Note 13 - Retirement and Pension Plans (Details) - Amounts Recognized in Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Accrued retirement and pension costs―noncurrent	$ (19,442)	¥ (2,002,099)	¥ (1,842,721)